Financing instruments payable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Financing instruments payable	Financing instruments payable

	2022	2021

Market funding operations (a)	38,093,772	20,122,206
Deposits	20,261,532	9,898,630
Demands deposits	803,031	229,691
Time deposits	19,445,276	9,662,694
Interbank deposits	13,225	6,245
Financial bills	5,675,596	2,587,738
Structured operations certificates	12,109,576	7,635,838
Others	47,068	—
Debt securities (b)	5,589,857	4,306,880
Debentures	2,028,681	169,094
Bond	3,561,176	4,137,786
Total	43,683,629	24,429,086

Current	19,794,572	8,018,854
Non-Current	23,889,057	16,410,232
(a)    Maturity

	Maturity - 2022
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	803,031	—	—	—	—	—	803,031
Others	—	—	1,031	13,053	32,984	—	47,068
Time deposits	3,604,494	4,273,475	5,187,106	1,382,514	2,016,732	2,980,955	19,445,276
Interbank deposits	—	—	—	3,092	—	10,133	13,225
Financial bills	—	—	2,390	1,637,547	405,901	3,629,758	5,675,596
Structured operations certificates	—	—	5,720	35,773	261,019	11,807,064	12,109,576
Total	4,407,525	4,273,475	5,196,247	3,071,979	2,716,636	18,427,910	38,093,772

	Maturity – 2021
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	229,691	—	—	—	—	—	229,691
Time deposits	751,676	520,694	712,092	3,231,965	2,341,770	2,104,497	9,662,694
Interbank deposits	—	3,125	—	—	—	3,120	6,245
Financial bills	—	—	—	10,945	6,164	2,570,629	2,587,738
Structured operations certificates	1,510	3,940	5,428	9,120	21,640	7,594,200	7,635,838
Total	982,877	527,759	717,520	3,252,030	2,369,574	12,272,446	20,122,206
(b)    Debt securities
The total balance is comprised of the following issuances:

		2022			2021
		Up to 1 year	1-5 years	Total	Up to 1 year	1-5 years	Total

Bonds (i)	Fixed rate	128,710	3,432,466	3,561,176	—	4,137,786	4,137,786
Debentures (ii) (iii)	Floating rate	106,118	1,922,563	2,028,681	169,094	—	169,094
Total		234,828	5,355,029	5,589,857	169,094	4,137,786	4,306,880
Current				234,828			169,094
Non- Current				5,355,029			4,137,786
(i)    XP Inc Bonds
On July 1, 2021, XP Inc. concluded the issuance of a gross of US$750 million senior unsecured notes with net proceeds of US$739 million (R$3,697 million) with maturity on July 1, 2026 and coupon at the rate of 3.250% per year, which will be guaranteed by XP Investimentos S.A.
(ii)    XP Energia issuance
On December 8, 2021, XP Energia issued non-convertible Debentures in the amount of R$485,511. The Debentures series has a maximum authorized issuance up to R$1,000,000. The objective is to fund the Group’s working capital and treasury investments related to wholesale electricity trade business. The principal amount is due and will be paid on the maturity date of December 8, 2023. The interest rate is CDI+2.5% annually payable. On December 31, 2022 the total amount is R$736,431, out of which R$106,118 is held by entities outside the Group and as such is included in the consolidated financial statement.
(iii) XP Investimentos debentures
On July 19, 2022, XP Investimentos issued non-convertible debentures in the amount of R$1,800,000 (R$900,000 of series 1 and R$900,000 of series 2). The debentures series, added together, has a maximum authorized issuance up to R$1,800,000. The principal amount is due and will be paid on the maturity date as follow: (i) June 23, 2024 (series 1) and (ii) June 23, 2025 (series 2). The interest rates for series 1 and series 2 debentures are CDI+1.75% and CDI+1.90%, respectively. On December 31, 2022, the total amount is R$1,922,563.